File No. 333-94023

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 396
                 BANDWIDTH FLEXPORTFOLIO SERIES
                 E-BUSINESS FLEXPORTFOLIO SERIES
                NEW E-CONOMY FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

144,593 UNITS
--------------------------------------------------------------------------------



PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

Bandwidth FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by telecommunications companies which are focusing on bandwidth technologies. At March 16, 2001, each Unit represented a 1/144,593 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At March 16, 2001, the Public Offering Price per Unit was $3.973 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                         144,593
Fractional Undivided Interest in the Trust per Unit                   1/144,593
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $ 609,489
  Aggregate Value of Securities per Unit                              $   4.215
  Income and Principal cash (overdraft) in the Portfolio              $ (34,958)
  Income and Principal cash (overdraft) per Unit                      $   (.242)
  Public Offering Price per Unit                                      $   3.973

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT              $   3.973

DATE TRUST ESTABLISHED                                          January 6, 2000

MANDATORY TERMINATION DATE                                      January 6, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
   Unit outstanding  annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit outstanding annually.

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution  Record Date and Distribution Date:  Distributions from the
   Capital Account will be made monthly, payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
   Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 396
Bandwidth FlexPortfolio Series:

We have audited the accompanying statement of assets and liabilities of FT 396, Bandwidth FlexPortfolio Series (the "Trust"), including the schedule of investments, at December 31, 2000, and the related statements of operations and of changes in net assets for the period from January 6, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 396, Bandwidth FlexPortfolio Series at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 6, 2000 (Initial Date of Deposit) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $2,206,058) (Note 1)      $1,271,102

DIVIDENDS RECEIVABLE                                                125

RECEIVABLE FROM INVESTMENT TRANSACTIONS                          60,764
                                                             ----------

TOTAL ASSETS                                                 $1,331,991
                                                             ==========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                           $   335
  Cash overdraft                                                 27,172
  Unit redemptions payable                                      140,500
                                                              ---------

                                                                168,007

NET ASSETS, APPLICABLE TO 159,701 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                               2,206,058
  Net unrealized depreciation (Note 2)                         (934,956)
  Distributable funds (deficit)                                (105,782)
  Less organization and offering costs (Note 1)                  (1,336)
                                                             ----------

                                                              1,163,984
                                                             ----------

TOTAL LIABILITIES AND NET ASSETS                             $1,331,991
                                                             ==========


NET ASSET VALUE PER UNIT                                       $  7.289
                                                               ========


See notes to financial statements.

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


 Number of                                                       Market
 Shares         Name of Issuer of Equity Securities              Value

                COMMUNICATION SERVICES:
   1,386          AT&T Corp.                                     $  23,996
   1,919 (d)      Covad Communications Group, Inc.                   3,178
   1,495 (h)      Global Crossing Ltd.                              21,398
     920          Level 3 Communications, Inc.                      30,188
   1,805          Qwest Communications International Inc.           74,005
   1,375          WorldCom, Inc. (formerly MCI WorldCom, Inc.       19,250
                COMMUNICATIONS EQUIPMENT:
   4,395 (a)      ADC Telecommunications, Inc.                      79,659
      88 (g)      Avaya, Inc.                                          908
   1,311          Copper Mountain Networks, Inc.                     7,743
     977          Lucent Technologies Inc.                          13,190
   1,557 (c),(h)  Nortel Networks Corporation                       49,922
   1,149          Tellabs, Inc.                                     64,918
                FIBER OPTICS:
     894          Harmonic Inc.                                      5,085
     869 (c)      JDS Uniphase Corporation                          36,227
                NETWORKING PRODUCTS:
   1,365 (c)      Cisco Systems, Inc.                               52,211
   1,286 (b)      Juniper Networks, Inc.                           162,117
     788 (c)      Redback Networks Inc.                             32,308
                SEMICONDUCTORS:
   2,450 (a)      Applied Micro Circuits Corporation               183,865
     559 (c)      Broadcom Corporation (Class A)                    47,236
   1,128          Conexant Systems, Inc.                            17,343
   1,021 (c),(h)  PMC-Sierra, Inc.                                  80,276
   1,321          Vitesse Semiconductor Corporation                 73,068
                WIRELESS COMMUNICATIONS:
   4,610 (e)      L.M. Ericsson AB (ADR)                            51,577
   1,610 (f)      Motorola, Inc.                                    32,603
   1,663          Nokia Oy (ADR)                                    72,340
     444          QUALCOMM Incorporated                             36,491
                                                                  --------

                Total investments                               $1,271,102
                                                                ==========


See notes to financial statements.

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

(a)   The number of shares reflects the effect of two, two for one stock splits.

(b) The number of shares reflects the effect of a three for one stock split and a two for one stock split.

(c)   The number of shares reflects the effect of a two for one stock split.

(d)   The number of shares reflects the effect of a three for two stock split.

(e)   The number of shares reflects the effect of a four for one stock split.

(f)   The number of shares reflects the effect of a three for one stock split.

(g) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(h) This Security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
--------------------------------------------------------------------------------

DIVIDENDS                                                           $   1,921

EXPENSES
  Trustee's fees and related expenses                                  (2,900)
  Evaluator's fees                                                       (685)
  Supervisory fees                                                       (844)
  Administrative fees                                                    (625)
  Sponsor retention                                                    (9,070)
                                                                    ---------

           Total expenses                                             (14,124)
                                                                    ---------

           Investment income - net                                    (12,203)

Net gain (loss) on investments:
  Net realized gain (loss)                                           (268,070)
  Change in net unrealized
    appreciation or depreciation                                     (934,956)
                                                                   ----------

           Net gain (loss)  on investments                         (1,203,026)
                                                                   ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $(1,215,229)
                                                                 ============


See notes to financial statements.

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                            $  (12,203)
  Net realized gain (loss) on investments                              (268,070)
  Change in net unrealized appreciation
    or depreciation on investments                                     (934,956)
                                                                     ----------

                                                                     (1,215,229)

UNITS ISSUED (212,602 units net of organization and
  offering costs at $1,258)                                           3,845,055

UNIT REDEMPTIONS (67,901 units)                                      (1,615,766)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                                  -
  Principal from investment transactions                                   -
                                                                     ----------

                                                                           -
                                                                     ----------

TOTAL INCREASE IN NET ASSETS                                          1,014,060

NET ASSETS:
  Initial deposit (representing
    15,000 units outstanding)                                           149,924
                                                                      ---------

  End of period (including distributable funds - (deficit)
    applicable to Trust units of
    ($105,782) at December 31, 2000)                                $ 1,163,984
                                                                    ===========


TRUST UNITS OUTSTANDING AT THE END OF YEAR                              159,701
                                                                    ===========

See notes to financial statements.

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      Bandwidth FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by telecommunications companies which are focusing on bandwidth technologies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Sponsor Retention - The Sponsor retention accrues at the daily rate of $.00015069 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $1,336, were paid in the current period.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

         Unrealized depreciation            $(1,016,538)
         Unrealized appreciation                 81,582
                                            -----------

         Total                              $ (934,956)
                                            ===========


3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Period - Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period. Distributions to unit holders of Investment income - net per unit reflect the Trust's actual distribution. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit of the original units.

                                                       Period from
                                                     January 6, 2000
                                               (Initial Date of Deposit) to
                                                       December 31,
                                                           2000

Dividend income                                        $  .011
Expenses                                                 (.080)
                                                         ------

Investment income - net                                  (.069)

Distributions to unit holders:
  Investment income - net                                   -
  Principal from investment transactions                    -

Net gain (loss) on investments                          (2.637)
                                                       -------

Total increase (decrease) in net assets                 (2.706)

Net assets:
  Beginning of period                                    9.995
                                                       -------

  End of the period                                    $ 7.289
                                                       =======


                                     ******

FT 396
BANDWIDTH FLEXPORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
--------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

57,374 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The e-Business FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web. At March 16, 2001, each Unit represented a 1/57,374 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by us, Nike Securities L.P., the Sponsor of the Trust in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At March 16, 2001, the Public Offering Price per Unit was $2.561 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

        Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                          57,374

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                    1/57,374

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                      $ 167,304
  Aggregate Value of Securities per Unit                                $ 2.916
  Income and Principal cash (overdraft) in the Portfolio              $ (20,383)
  Income and Principal cash (overdraft) per Unit                        $ (.355)
  Public Offering Price per Unit                                        $ 2.561

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT                $ 2.561

DATE TRUST ESTABLISHED                                          January 6, 2000

MANDATORY TERMINATION DATE                                      January 6, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0033 per Unit outstanding annually.

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 396,
e-Business FlexPortfolio Series:

We have audited the accompanying statement of assets and liabilities of FT 396, e-Business FlexPortfolio Series (the "Trust") at December 31, 2000, including the schedule of investments, and the related statements of operations and of changes in net assets for the period from January 6, 2000 (Initial Date of Deposit), to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 396, e-Business FlexPortfolio Series at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 6, 2000 (Initial Date of Deposit), to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $685,022) (Note 1)                 $ 424,544

INVESTMENT SECURITIES SOLD RECEIVABLE                                    10,414
                                                                      ---------

TOTAL ASSETS                                                          $ 434,958
                                                                      =========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft                                                      $  15,588
  Accrued liabilities                                                       350
  Unit redemptions payable                                               76,221
                                                                      ---------

                                                                         92,159

NET ASSETS, APPLICABLE TO 70,992 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                         685,022
  Net unrealized depreciation (Note 2)                                 (260,478)
  Distributable funds (deficit)                                         (80,748)
  Less organization and offering costs (Note 1)                            (998)
                                                                       --------

                                                                        342,798
                                                                       --------

TOTAL LIABILITIES AND NET ASSETS                                      $ 434,957
                                                                      =========


NET ASSET VALUE PER UNIT                                               $  4.829
                                                                       ========


See notes to financial statements.

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


  Number of                                                          Market
  Shares      Name of Issuer of Equity Securities                    Value

              HORIZONTAL PORTALS:
   370          America Online, Inc.                                 $ 12,876
   327    (a)   Ariba, Inc.                                            17,535
   279    (a)   Commerce One, Inc.                                      7,080
   577    (a)   PurchasePro.com, Inc.                                  10,097
   387    (a)   VerticalNet, Inc.                                       2,576
   157    (a)   Yahoo! Inc.                                             4,737
              INFRASTRUCTURE:
   701    (a)   BEA Systems, Inc.                                      47,186
   522    (b)   BroadVision, Inc.                                       6,166
   471    (c)   Check Point Software Technologies Ltd.                 62,908
   287    (d)   Digital Island                                          1,166
   612    (a)   Exodus Communications, Inc.                            12,240
   333          Level 3 Communications, Inc.                           10,927
   564          WorldCom, Inc. (formerly MCI WorldCom, Inc.)            7,896
   259          Microsoft Corporation                                  11,266
   706    (a)   Portal Software, Inc.                                   5,538
   483          Scient Corporation                                      1,570
   621    (a)   Siebel Systems, Inc.                                   42,073
   534    (b)   TIBCO Software Inc.                                    25,599
   156          VeriSign, Inc.                                         11,576
   563          Vignette Corporation                                   10,134
              PROCUREMENT:
   466    (a)   Cisco Systems, Inc.                                    17,824
   522          Dell Computer Corporation                               9,135
   569    (c)   i2 Technologies, Inc.                                  30,939
   211          International Business Machines Corporation            17,935
   925    (c)   Oracle Corporation                                     26,883
              VENTURE CAPITAL:
   240    (a)   CMGI Inc.                                               1,343
   185          Internet Capital Group, Inc.                              607
              VERTICAL PORTALS:
   229          Ventro Corp. (formerly Chemdex Corporation)               229
 1,071          Healtheon/WebMD Corporation                             8,503
                                                                    ---------
              Total investments                                     $ 424,544
                                                                    =========


(a)  The number of shares reflects the effect of a two-for-one stock split.
(b)  The number of shares reflects the effect of a three-for-one stock split.
(c)  The number of shares reflects the effect of two, two-for-one stock splits.
(d) Security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

See notes to financial statements.

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------


DIVIDENDS                                                        $     206

EXPENSES:
  Trustee's fees and related expenses                               (4,849)
  Evaluator's fees                                                    (960)
  Supervisory fees                                                  (1,214)
  Administrative fees                                                 (728)
  Sponsor retention                                                 (5,270)
                                                                 ---------

           Total expenses                                          (13,021)
                                                                 ---------

           Investment loss - net                                   (12,815)

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                        (533,207)
  Change in net unrealized
    appreciation or depreciation                                  (260,478)
                                                                 ---------

           Net gain (loss) on investments                         (793,685)
                                                                 ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $(806,500)
                                                                ==========


See notes to financial statements.

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment loss - net                                            $   (12,815)
  Net realized gain (loss) on investments                             (533,207)
  Change in net unrealized appreciation or
    depreciation on investments                                       (260,478)
                                                                   -----------

                                                                      (806,500)

UNITS ISSUED (131,529 units)                                         4,694,496

UNIT REDEMPTIONS (75,526 units)                                     (3,695,015)
                                                                   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                                       192,981

NET ASSETS:
  Initial Deposit (representing
    14,989 units outstanding)
                                                                       149,817
                                                                    ----------

  End of period (including distributable funds (deficit)
    applicable to Trust units of $(80,748) at
    December 31, 2000)                                              $  342,798
                                                                     ==========

TRUST UNITS OUTSTANDING AT THE
  END OF PERIOD
                                                                        70,992
                                                                    ==========


See notes to financial statements.

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      The e-Business FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to these companies transacting business on the Web.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Sponsor Retention - The Sponsor retention is paid to us and accrues at the daily rate of $.00015093 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $998, were paid at the end of the Trust's initial offering period.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

          Unrealized depreciation              $(306,385)
          Unrealized appreciation                 45,907
                                               ---------

          Total                                $(260,478)
                                              ==========


3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, capital distributions, if any, will be made in December of each year. There were no distributions during the period ended December 31, 2000.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Period - Dividends, Expenses and Investment loss - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders of Investment income - net reflects the Trust's actual distributions.

                                                        Period from
                                                     January 6, 2000
                                              (Initial Date of Deposit) to
                                                       December 31,
                                                           2000

Dividends                                                $ .002
Expenses                                                  (.133)
                                                        -------

Investment income - net                                   (.131)

Net gain (loss) on investments                           (5.035)
                                                        -------

Total increase (decrease) in net assets                  (5.166)

Net assets:
  Beginning of period                                     9.995
                                                        -------

  End of period                                         $ 4.829
                                                        =======

                                     ******

FT 396
E-BUSINESS FLEXPORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------

                                   PROSPECTUS


SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

52,187 UNITS
--------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

New e-conomy FlexPortfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies that bring products and services to the new technology-driven economy. At March 16, 2001, each Unit represented a 1/52,187 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Nike Securities L.P. (the "Sponsor") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding. At March 16, 2001, the Public Offering Price per Unit was $3.602 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------

Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                      52,187

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                1/52,187

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                  $ 216,865
  Aggregate Value of Securities per Unit                          $   4.156
  Income and Principal cash (overdraft) in the Portfolio           ($28,878)
  Income and Principal cash (overdraft) per Unit                  $   (.553)
  Public Offering Price per Unit                                   $  3.602

REDEMPTION PRICE AND OUR REPURCHASE PRICE PER UNIT                 $  3.602

DATE TRUST ESTABLISHED                                      January 6, 2000

MANDATORY TERMINATION DATE                                  January 6, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of
  $.0033 per Unit outstanding annually.
Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 396
New e-conomy FlexPortfolio Series:

We have audited the accompanying statement of assets and liabilities of FT 396 New e-conomy FlexPortfolio Series, (the "Trust"), including the schedule of investments, and the related statements of operations and of changes in net assets for the period from January 6, 2000 (Initial Date of Deposit) through December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 396 New e-conomy FlexPortfolio Series at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 6, 2000 (Initial Date of Deposit) through December 31, 2000, in conformity with accounting principles generally accepted in the United States.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $693,949) (Note 2)              $ 347,864

DIVIDENDS RECEIVABLE                                                     100
                                                                   ---------

TOTAL ASSETS                                                       $ 347,964
                                                                   =========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Redemption payable                                                     950
  Accrued liabilities                                                    103
  Cash overdraft                                                    $  9,789
                                                                    --------


                                                                      10,842
                                                                    --------

NET ASSETS, APPLICABLE TO 61,495 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 2)                                      693,949
  Net unrealized appreciation (Note 3)                              (346,085)
  Distributable funds (deficit)                                      (10,142)
  Less organization and offering costs (Note 2)                         (600)
                                                                   ---------

                                                                     337,122
                                                                   ---------

TOTAL LIABILITIES AND NET ASSETS                                   $ 347,964
                                                                   =========


NET ASSET VALUE PER UNIT                                            $  5.482
                                                                    ========


See notes to financial statements.

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------


Number of                                                           Market
  Shares    Name of Issuer of Equity Securities                     Value

            BANDWIDTH:
   529         AT&T Corp.                                           $   9,159
    38   (e)  Avaya, Inc.                                                 392
   519   (a)  Cisco Systems, Inc.                                      19,852
   373        Lucent Technologies Inc.                                  5,036
   417        Tellabs, Inc.                                            23,560
   499        WorldCom, Inc. (formerly MCI Worldcom, Inc.)              6,986

            E-BUSINESS:
   315   (a)  Ariba, Inc.                                              16,892
   515   (b)  BroadVision, Inc.                                         6,084
   247   (a)  Commerce One, Inc.                                        6,268
   600   (a)  Exodus Communications, Inc.                              12,000
   150        Internet Capital Group, Inc.                                492

            E-INFRASTRUCTURE:
   523        Dell Computer Corporation                                 9,152
   521   (a)  EMC Corporation                                          34,646
   638   (a)  Intel Corporation                                        19,299
 1,045   (d)  Oracle Corporation                                       30,371
   739        Sun Microsystems, Inc.                                   20,600

            INTERNET:
   341        America Online, Inc.                                     11,866
   190        CMGI Inc.                                                 1,063
   797   (f)  Terra Networks SA                                         8,419
   223        Microsoft Corporation                                     9,700
   133   (a)  Yahoo! Inc.                                               4,013

            WIRELESS:
 1,768   (c)  L. M. Erricsson AB (ADR)                                 19,780
   586   (b)  Motorola, Inc.                                           11,866
   606   (c)  Nokia Oy (ADR)                                           26,361
   168        QUALCOMM Incorporated                                    13,808
   564        Vodafone Group Plc (formerly Vodafone Air Touch Plc)     20,199
                                                                       ------

            Total investments                                        $347,864
                                                                     ========

(a)  The number of shares reflects the effect of a two-for-one stock split.
(b)  The number of shares reflects the effect of a three-for-one stock split.
(c)  The number of shares reflects the effect of a four-for-one stock split.
(d)  The number of shares reflects the effect of two, two-for-one stock splits.
(e) In October 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.
(f) In October 2000, Lycos, Inc. ("Lycos"), one of the Trust's original holdings, was acquired by Terra Networks, SA ("Terra"). Each shareholder of Lycos received 2.15 shares of Terra for each share of Lycos held.


See notes to financial statements.

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------

DIVIDENDS                                                         $     1,041

EXPENSES:
  Trustee's fees and related expenses                                   (893)
  Evaluator's fees                                                      (237)
  Supervisory fees                                                      (286)
  Administrative fees                                                   (395)
  Sponsor retention                                                   (3,794)

           Total expenses                                             (5,605)

           Investment loss - net                                      (4,564)

NET LOSS ON INVESTMENTS:
  Net realized loss                                                  (94,303)
  Change in net unrealized depreciation                             (346,085)
                                                                  ----------

           Net loss on investments                                  (440,388)
                                                                 -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $(444,952)
                                                                  ==========


See notes to financial statements.

FT 396
NEW E-CONOMY FLEXPORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment loss - net                                             $   (4,564)
  Net realized loss on investments                                     (94,303)
  Change in net unrealized depreciation on investments                (346,085)
                                                                    ----------

                                                                      (444,952)

UNITS ISSUED (85,166 units net of organization and
  offering costs $522)                                                 971,150

UNITS REDEEMED (38,707 units)                                         (339,359)
                                                                    ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                186,839

NET ASSETS:
  Initial deposit (representing 15,306 units outstanding)              150,283

  End of period (including distributable funds (deficit)
    applicable to Trust units of ($10,142) at December 31, 2000)     $ 337,122
                                                                     =========

TRUST UNITS OUTSTANDING AT THE
  END OF PERIOD                                                         61,495
                                                                        ======


See notes to financial statements.

FT 396
new e-conomy flexportfolio series

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 6, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      New e-conomy FlexPortfolio Series (the "Trust") consists of a portfolio of common stocks of companies that bring products and services to the new technology-driven economy.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income Taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Sponsor Retention - The Sponsor retention accrues at the daily rate of $.00015093 per unit, or approximately $.055 per unit annually. Units redeemed are not subject to any remaining unaccrued Sponsor retention payments at the time of redemption.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $600 have been paid in the current period.

2.    NET UNREALIZED APPRECIATION AND DEPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

          Unrealized appreciation                      $ (348,866)
          Unrealized depreciation                           2,781
                                                       ----------

         Total                                         $ (346,085)
                                                       ==========


3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout the Period - Dividends, Expenses and Investment loss - net per unit have been calculated based on the weighted average number of units outstanding during the period. The net gain (loss) on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit of the original units on January 6, 2000.

                                                      Period from
                                                    January 6, 2000
                                           (Initial Date of Deposit) through
                                                   December 31, 2000

Dividends                                              $   .015
Expenses                                                  (.086)
                                                       --------

Investment loss - net                                     (.071)

Net gain (loss) on investments                           (4.442)
                                                       --------

Total increase (decrease) in net assets                  (4.513)

Net assets:
  Beginning of period                                     9.995

  End of the period                                     $ 5.482
                                                        =======


                                     ******

FT 396
NEW E-COMPANY FLEXPORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
--------------------------------------------------------------------------------


                                   PROSPECTUS


SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                          FLEXPORTFOLIO SERIES
                                FT SERIES

PROSPECTUS                            NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                      ONLY BE USED WITH PART ONE
Dated April 30, 2001                                      AND PART THREE

The FT Series, FlexPortfolio Series is a unit investment trust (the "FlexPortfolio Series"). The FlexPortfolio Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FlexPortfolio Series. Each series of the FlexPortfolio Series consists of one or more portfolios ("Trust(s)") which invest in common stock (the "Securities"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                            Table of Contents

The FT Series                                               3
Risk Factors                                                3
Public Offering                                             4
Distribution of Units                                       5
The Sponsor's Profits                                       5
The Secondary Market                                        5
How We Purchase Units                                       5
Expenses and Charges                                        5
Tax Status                                                  6
Rights of Unit Holders                                      8
Income and Capital Distributions                            8
Redeeming Your Units                                        9
Removing Securities from a Trust                           10
Amending or Terminating the Indenture                      10
Information on the Sponsor, Trustee and Evaluator          11
Other Information                                          12

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two propectus relates.

Units of the Trusts can only be purchased through registered broker/dealers who charge periodic fees as part of an alternative account relationship for providing services, including financial planning, investment advisory or asset management, or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed; or by employees, officers and directors (or their immediate family members) of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us. You may switch from one FlexPortfolio to any other FlexPortfolio series which is currently in the primary market on any business day at no additional cost. However, your broker/dealer or the Sponsor may at any time, without prior notice, place limits on the number of exchanges you can make.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trust" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts invest in common stocks of U.S. and, for certain Trusts, foreign companies. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by these issuers, may negatively impact the share prices of these Securities. We cannot predict what impact any pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain Trusts may be issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The accrued Sponsor retention (which is entirely deferred).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sponsor Retention.

The maximum Sponsor retention you will pay is entirely deferred as listed in Part One of this prospectus.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indices, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive the Sponsor retention per Unit for each Trust as stated in Part Three "Public Offering." In maintaining a market for Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating such Trusts' registration statements. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such service in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on a Trust. Since dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of a Trust. If there is not enough cash in the Income or Capital Accounts of a Trust, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. So long as we are making a secondary market for Units, we will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Trust Status.

The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (i.e., dividends and capital gains, if any) from each Security when such income is considered to be received by your Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced for amounts used to pay the Sponsor retention.

Your Tax Basis and Income or Loss Upon Disposition.

If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Tax Code may, however, treat certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, you may request a distribution of Securities (an "In-Kind Distribution") at your Trust's termination. If you request an In-Kind Distribution you will be responsible for any expenses related to this distribution. By electing to receive an In-Kind Distribution, you will receive an undivided interest in whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a fractional share of a Security held by such Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional share of the Security.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on the Securities of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, the Trusts will not be taxed as corporations, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. All Units will be held in uncertificated form.

The Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units, the Trustee will send you:

- A written initial transaction statement containing a description of your Trust;

- The number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

You may transfer or redeem your Units by submitting a written request, together with a signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units. You may be required to pay a nominal fee to the Trustee, including any government charge that may be imposed, for each transfer or redemption.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on Securities to the Income Account of a Trust. All other receipts, such as return of capital, are credited to the Capital Account of a Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions, pay the Sponsor retention or pay expenses, on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the Sponsor retention. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You will have to pay any remaining Sponsor retention payments not yet accrued on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by delivering a request for redemption to the Trustee. The redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership." No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your redemption request (if such day is a day the NYSE is open for trading). However, if your redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

The Trustee may sell Securities of a Trust to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time. As a result, your broker/dealer or the Sponsor may at any time place limits on the number of exchanges between FlexPortfolios you can make with or without prior notice. However, any limitation on your right to exchange between FlexPortfolios will have no effect on your right to redeem Units.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of Units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute the Trusts' portfolio transactions, or when acting as agent for the Trusts in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date. A Trust may be terminated earlier:

- Upon the consent of 100% of the Unit holders;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your Units. If a Trust is terminated due to this last reason, we will refund your entire Sponsor retention; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result only in the waiver of any remaining unaccrued Sponsor retention payments at the time of termination. For various reasons, including Unit holders exchanging between FlexPortfolios, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed by your "Wrap Fee" plan) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trust; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 14


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Page 15


                    FIRST TRUST (registered trademark)

                          FlexPortfolio Series
                                FT Series

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and
- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              April 30, 2001

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16






                     Bandwidth FlexPortfolio Series

                                FT Series

PROSPECTUS                         NOTE: THIS PART THREE PROSPECTUS
Part Three                                    MAY ONLY BE USED WITH
Dated April 30, 2001                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of telecommunications companies which are focusing on bandwidth technologies. The term bandwidth refers to the amount of information that can be transmitted from one user to another in a given amount of time. The speed at which these signals travel is often as important to the end-user as the information that is being transmitted. The growing demand for bandwidth is being driven by the surge in the volume and complexity of data communications on the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in telecommunications companies which are focusing on bandwidth technologies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST (R)

                     Bandwidth FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust (R)

                     Bandwidth FlexPortfolio Series

                              The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may

Page 1

be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trusts' portfolios are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



                     e-Business FlexPortfolio Series

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

e-Commerce Industry. Because more than 25% of each Trust is invested in companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online, each Trust is considered to be concentrated in the e-commerce industry. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST (R)

                     e-Business FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust (R)

                     e-Business FlexPortfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Electronic Commerce                                         1
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Electronic Commerce. An investment in Units of the e-Business FlexPortfolio Series should be made with an understanding of the characteristics of the problems and risks such an investment may entail. These portfolios consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

See "Technology" below, for additional information concerning the risks of companies engaged in the technology industry.

Technology. The e-Business FlexPortfolio Series is also considered to be concentrated in common stocks of technology companies.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    New e-conomy FlexPortfolio Series

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated April 30, 2001                              PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide an above-average total return through capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies that bring products and services to the new technology-driven economy. Each Trust's portfolio focuses on companies involved in business-to-business e-commerce, bandwidth technologies, the Internet, the Internet's infrastructure and wireless technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in a Trust.

                      Risk Factors

e-Commerce Industry. Because more than 25% of each Trust is invested in companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online, each Trust is considered to be concentrated in the e-commerce industry. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. You may have to pay any remaining Sponsor retention on any Units acquired pursuant to this distribution reinvestment option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                    New e-conomy FlexPortfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                    New e-conomy FlexPortfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Electronic Commerce                                         1
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Electronic Commerce. An investment in Units of the New e-conomy FlexPortfolio Series should be made with an understanding of the characteristics of the problems and risks such an investment may entail. These portfolios consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

See "Technology" below, for additional information concerning the risks of companies engaged in the technology industry.

Technology. The New e-conomy FlexPortfolio Series is also considered to be concentrated in common stocks of technology companies.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities in such Trusts depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities in such Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities in such Trusts and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities in such Trusts will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities in such Trusts.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in such Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 396 BANDWIDTH FLEXPORTFOLIO SERIES, E-BUSINESS FLEXPORTFOLIO SERIES, NEW E-CONOMY FLEXPORTFOLIO SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2001

                     FT 396
                     BANDWIDTH FLEXPORTFOLIO SERIES
                       E-BUSINESS FLEXPORTFOLIO SERIES
                       NEW E-CONOMY FLEXPORTFOLIO SERIES
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 30, 2001